Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Income Statement [Abstract]
Net sales	$ 162,950	$ 181,342	$ 143,068
Cost of sales	94,990	105,122	86,718
Gross profit	67,960	76,220	56,350
Selling, general and administrative expenses	66,095	65,942	53,713
Depreciation and amortization	5,673	5,809	5,458
Total operating expenses	71,768	71,751	59,171
Operating (loss) income	(3,808)	4,469	(2,821)
Interest and other financial costs	5,581	3,182	3,017
(Loss) income before taxes and equity in earnings of joint venture	(9,389)	1,287	(5,838)
Income taxes (benefits)	0	0	0
Equity in earnings of joint venture, net of taxes of $0.7 million	1,957
Net (loss) income, net of tax	$ (7,432)	$ 1,287	$ (5,838)
Weighted average common shares outstanding:
Basic	18,692	18,346	18,005
Diluted	18,692	18,794	18,005
Net income (loss) per common share:
Basic	$ (0.4)	$ 0.07	$ (0.32)
Diluted	(0.4)	0.07	(0.32)
Net income (loss) from continuing operations per common share:
Basic	(0.4)	0.07	(0.32)
Diluted	$ (0.4)	$ 0.07	$ (0.32)